Average Annual Total Returns - Brighthouse/Artisan International Portfolio	Apr. 30, 2021
MSCI All Country World (ex-U.S.) Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	10.65%
5 Years	8.92%
Since Inception	4.92%
Class A
Average Annual Return:
1 Year	7.91%
5 Years	8.47%
Since Inception	5.78%
Inception Date	Apr. 29, 2014
Class B
Average Annual Return:
1 Year	7.66%
5 Years	8.22%
Since Inception	5.83%
Inception Date	Nov. 12, 2014